CASH AND CASH EQUIVALENTS, RESTRICTED CASH, SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2023
CASH AND CASH EQUIVALENTS, RESTRICTED CASH, SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES
CASH AND CASH EQUIVALENTS, RESTRICTED CASH, SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES

NOTE 4: - CASH AND CASH EQUIVALENTS, RESTRICTED CASH, SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES

	December 31,
	2023	2022
Cash, cash equivalents and restricted cash:

Cash	$25,594	$25,955
Short-term deposits	—	15,000
Restricted cash (included within prepaid expenses and other current assets)	2,228	2,159
Money market funds	10,944	—
Total cash, cash equivalents and restricted cash	38,766	43,114

Short-term deposits	78,000	18,000
Marketable securities	51,615	—

Total cash and cash equivalents, restricted cash, short-term deposits and marketable securities	$168,381	$61,114

NOTE 4: - CASH AND CASH EQUIVALENTS, RESTRICTED CASH, SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES (Cont.)

The following table classifies the Company’s marketable securities by contractual maturities:

	December 31,
	2023		2022
	Amortized		Amortized
	Cost	Fair Value	Cost	Fair Value
Contractual maturity year:
Within one year	$1,143	$1,108	$—	$—
After one year through five years	49,609	50,507	—	—
Total	$50,752	$51,615	$—	$—

As of December 31, 2023, interest receivable amounted to $535 and is included within prepaid expenses and other current assets on the consolidated balance sheet.

As of December 31, 2023, no continuous unrealized losses for 12 months or greater were identified.

As of December 31, 2023, the amortized cost and fair value of marketable securities were as follows:

	December 31, 2023
		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value

Government bonds	$8,367	$37	$(49)	$8,355
Corporate bonds	42,385	999	(124)	43,260
Total	$50,752	$1,036	$(173)	$51,615